Transactions with Related Parties - Summary of Transactions Between Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AMP, entity with significant influence Expenses:
Technical assistance fees	$ 845,234	$ 851,320	$ 756,648
AMP, entity with significant influence:
Accounts payable	704,612	722,923	621,722
AMP [Member]
AMP, entity with significant influence Expenses:
Technical assistance fees	845,233	851,320	756,648
AMP, entity with significant influence:
Accounts payable	$ 704,612	$ 722,923	$ 621,722